Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	6 Months Ended
	Apr. 27, 2011	Jun. 30, 2012	Jun. 30, 2011
Noteholders Option [Member]
Redemption Price Of Senior Note As Percenage Of Principal Amount	100.00%
From April 27 2015 [Member]
Redemption Price Of Senior Note As Percenage Of Principal Amount	102.50%
From April 27 2014 to April 26 2015 [Member]
Redemption Price Of Senior Note As Percenage Of Principal Amount	104.50%
Ocean Rig Issuance Of Senior Notes [Member]
Principal amount of senior unsecured notes	$ 500,000
Senior notes interest rate	9.50%
Proceeds from issuance of senior notes	487,500
Interest Expense Debt Including Amortization		24,595	8,312
Repurchase And Sale Of Ocean Rig Senior Notes [Member]
Principal amount of senior unsecured notes		18,000	57,000
Principal amount of senior notes repurchased			75,000
Gain on sale of notes		$ 709	$ 1,406